Stockholders' Equity - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 1,291	$ 2,013	$ 3,367	$ 2,776
2014 and 2015 Stock Incentive Plans [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 474	$ 1,041	1,291	2,013
2014 and 2015 Stock Incentive Plans [Member] | Stock Options [Member] | Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	171	339	446	656	1,223	843
2014 and 2015 Stock Incentive Plans [Member] | Stock Options [Member] | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 303	$ 702	$ 845	$ 1,357	$ 2,144	$ 1,933